Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statements Of Cash Flows (Abstract)
Net income/loss	$ 259,803	$ 63,323	$ (132,336)
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Depreciation and amortization	324,302	235,473	224,479
Loss on sale of assets	0	0	133
Amortization and write-off of financing fees	42,995	38,797	12,944
Amortization income of deferred financing fees	(219)	0	0
Amortization of cash flow hedge reserve	0	0	22,904
Change in fair value of derivatives	(15,909)	(44,383)	(16,063)
Amortization of stock based compensation	3,576	3,634	613
Other non cash items	0	0	16,961
Changes in operating assets and liabilities:
Trade accounts receivable	(55,469)	(141,842)	(24,040)
Other current and non-current assets	38,460	(41,318)	(56,938)
Due to related parties	11,287	0	0
Accounts payable and other current and non-current liabilities	(25,728)	27,435	46,741
Accrued liabilities	(40,131)	57,251	52,253
Deferred revenue	(73,150)	134,638	97,552
Security deposits for derivatives	0	0	33,100
Net Cash Provided by Operating Activities	469,817	333,008	278,303
Cash Flows from Investing Activities:
Loan to parent	(120,000)	0	0
Proceeds from arrangement fees	3,000	0	0
Advances for drillships under construction and related costs	(292,984)	(232,834)	(212,185)
Drilling rigs, drillships machinery, equipment and other improvements/ upgrades	(455,997)	(1,050,530)	(97,869)
Proceeds from sale of assets	0	0	180
(Increase) / decrease in restricted cash	50,997	139,134	(10,595)
Net Cash Used in Investing Activities	(814,984)	(1,144,230)	(320,469)
Cash Flows from Financing Activities:
Proceeds from short/long-term credit facilities, terms loans and senior notes	2,250,000	2,800,000	800,000
Principal payments and repayments of short/long-term debt	(1,862,250)	(1,622,250)	(671,667)
Dividends paid	(75,194)	0	0
Payments for issuance of subsidiaries shares	(466)	0	0
Payment of financing costs, net	(43,457)	(78,427)	(19,679)
Net Cash Provided by Financing Activities	268,633	1,099,323	108,654
Net increase/(decrease) in cash and cash equivalents	(76,534)	288,101	66,488
Cash and cash equivalents at beginning of year	605,467	317,366	250,878
Cash and cash equivalents at end of year	528,933	605,467	317,366
SUPPLEMENTAL CASH FLOW INFORMATION:
Interest, net of amount capitalized	212,014	113,337	73,219
Income taxes	60,374	50,392	45,450
Non cash financing and investing activities:
Issuance of non-vested shares	$ 1	$ 2	$ 0